Operating Costs - Schedule of Operating Costs (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating Costs - Schedule of Operating Costs (Details) [Line Items]
Rental	¥ 258,046,448	$ 35,352,218	¥ 277,652,599	¥ 317,562,563
Utilities	46,254,870	6,336,891	42,865,151	44,864,225
Personnel cost	153,679,021	21,053,940	145,561,157	167,637,463
Depreciation and amortization	102,538,301	14,047,690	92,987,860	104,582,040
Consumable, food and beverage	40,388,169	5,533,156	54,360,427	32,443,116
Costs of hotel manager of franchised-and-managed hotels	95,368,385	13,065,415	114,328,002	107,852,170
Material cost	108,606,199	14,878,988	171,832,538	226,713,708
Other costs of franchised-and-managed hotels	9,085,550	1,244,715	17,518,603	14,340,427
Others	8,620,371	1,180,987	30,332,477	50,517,239
Total	¥ 822,587,314	$ 112,694,000	¥ 947,438,814	¥ 1,066,512,951